Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECTED INTERNATIONAL FUND, INC
Entity Central Index Key	0000084237
Document Period End Date	Jun. 30, 2024
C000009553 [Member]
Shareholder Report [Line Items]
Fund Name	Selected International Fund
Class Name	Class S
Trading Symbol	SLSSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class S)	$51.98	1.01%*
*	Annualized.

Expenses Paid, Amount	$ 51.98
Expense Ratio, Percent	1.01%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 7.00%, versus a 5.69% return for the MSCI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets.
Market Overview
  MSCI
    Strongest performing sectors - Information Technology (+17%), Financials (+9%), and Health Care (+8%)
    Weakest performing sectors - Real Estate (-5%), Consumer Staples (-4%), and Materials (-3%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+11% vs +2%)
    Meituan (+36%) - largest individual contributor
    Prosus (+20%) and Naspers (+14%)
  Materials - outperformed the Index sector (+14% vs -3%) and underweight (average weighting 4% vs 7%)
    Teck Resources (+14%)
  Overweight in Financials (average weighting 41% vs 21%)
    Danske Bank (+16%), DBS Group Holdings (+18%), Ping An Insurance (+4%), and Julius Baer (+5%)
  No exposure in Consumer Staples
  Japan holdings
    Tokyo Electron (+22%) and ITOCHU (+11%)
    ITOCHU - new purchase during the period
Detractors from Performance
  Information Technology - underperformed the Index sector (+8% vs +17%)
    Hollysys Automation Technologies (-18%) and Samsung Electronics (-2%)
  Financials - underperformed the Index sector (+6% vs +9%)
    AIA Group (-21%) and Noah Holdings (-30%) - two largest individual detractors
  Overweight in Consumer Discretionary - (average weighting 27% vs 12%)
    Delivery Hero (-14%), JD.com (-8%), Fila Holdings (-3%), and Alibaba (-5%)
  Individual holdings
    Baidu (-27%) and KE Holdings (-11%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Selected International Fund (Class S)	7.90%	0.33%	1.62%
MSCI ACWI® ex USA	11.62%	5.54%	3.84%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.
Net Assets	$ 47,300,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 76,200
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$47.3
Total number of portfolio holdings as of 06/30/24	28
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$76.2

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Financials	39.51%
Consumer Discretionary	28.55%
Information Technology	8.73%
Industrials	8.56%
Materials	4.40%

C000009554 [Member]
Shareholder Report [Line Items]
Fund Name	Selected International Fund
Class Name	Class D
Trading Symbol	SLSDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
Additional Information Phone Number	1-800-243-1575
Additional Information Website	selectedfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class D)	$39.13	0.76%*
*	Annualized.

Expenses Paid, Amount	$ 39.13
Expense Ratio, Percent	0.76%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 7.06%, versus a 5.69% return for the MSCI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets.
Market Overview
  MSCI
    Strongest performing sectors - Information Technology (+17%), Financials (+9%), and Health Care (+8%)
    Weakest performing sectors - Real Estate (-5%), Consumer Staples (-4%), and Materials (-3%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+11% vs +2%)
    Meituan (+36%) - largest individual contributor
    Prosus (+20%) and Naspers (+14%)
  Materials - outperformed the Index sector (+14% vs -3%) and underweight (average weighting 4% vs 7%)
    Teck Resources (+14%)
  Overweight in Financials (average weighting 41% vs 21%)
    Danske Bank (+16%), DBS Group Holdings (+18%), Ping An Insurance (+4%), and Julius Baer (+5%)
  No exposure in Consumer Staples
  Japan holdings
    Tokyo Electron (+22%) and ITOCHU (+11%)
    ITOCHU - new purchase during the period
Detractors from Performance
  Information Technology - underperformed the Index sector (+8% vs +17%)
    Hollysys Automation Technologies (-18%) and Samsung Electronics (-2%)
  Financials - underperformed the Index sector (+6% vs +9%)
    AIA Group (-21%) and Noah Holdings (-30%) - two largest individual detractors
  Overweight in Consumer Discretionary - (average weighting 27% vs 12%)
    Delivery Hero (-14%), JD.com (-8%), Fila Holdings (-3%), and Alibaba (-5%)
  Individual holdings
    Baidu (-27%) and KE Holdings (-11%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Selected International Fund (Class D)	8.14%	0.57%	1.95%
MSCI ACWI® ex USA	11.62%	5.54%	3.84%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.
Net Assets	$ 47,300,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 76,200
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$47.3
Total number of portfolio holdings as of 06/30/24	28
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$76.2

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Financials	39.51%
Consumer Discretionary	28.55%
Information Technology	8.73%
Industrials	8.56%
Materials	4.40%

[1]	Annualized.
[2]	Annualized.